TRADE AND AMOUNTS RECEIVABLE (Schedule of aging of trade accounts receivable) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Total trade receivables	$ 3,894	$ 4,288	$ 5,565
Current [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	672	1,398
1-30 Days [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	924	1,194
31-60 Days [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	432	728
61-90 Days [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	197	191
91-180 Days [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	570	408
180+ Days [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	$ 1,099	$ 2,848